Trade Receivables - Schedule of Trade Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Total trade receivables	¥ 111,104	¥ 181,722
Trade receivables [member]
Trade receivables
Receivables from third‑party customers	116,776	192,540
Allowance for ECLs	(5,672)	(10,818)	¥ (3,346)
Total trade receivables	¥ 111,104	¥ 181,722